Commitments and Contingencies (Royalty Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Line Items]
Royalty obligation, percent of grant-linked net sales	3.50%
Royalty commitment, maximum amount of royalties payable, as a percentage of dollar-linked grants	100.00%
Royalties payable, interest rate reference basis	LIBOR
Carrier Solution [Member]
Commitments And Contingencies [Line Items]
Accrued royalty commitment	300
Other Product Line [Member]
Commitments And Contingencies [Line Items]
Accrued royalty commitment	100
Projects prior to January 1999 [Member]
Commitments And Contingencies [Line Items]
Royalty obligation, percent of grant-linked net sales	3.50%
Royalty commitment, maximum amount of royalties payable, as a percentage of dollar-linked grants	100.00%